Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 27, 2014

Prospectus Text Changes

The “Average Annual Total Returns” table for Vanguard Target Retirement Income Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

	1 Year	5 Years	10 Years
Vanguard Target Retirement Income Fund Investor Shares
Return Before Taxes	5.87%	8.56%	5.48%
Return After Taxes on Distributions	4.85	7.65	4.40
Return After Taxes on Distributions and Sale of Fund Shares	3.74	6.48	3.96
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
Barclays U.S. Aggregate Bond Index	–2.02%	4.44%	4.55%
MSCI US Broad Market Index	33.62	18.89	8.12
Target Income Composite Index	6.03	8.65	5.50

The “Average Annual Total Returns” table for Vanguard Target Retirement 2010 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

			Since
			Inception
			(Jun. 7,
	1 Year	5 Years	2006)
Vanguard Target Retirement 2010 Fund Investor Shares
Return Before Taxes	9.10%	10.55%	5.99%
Return After Taxes on Distributions	8.19	9.76	5.24
Return After Taxes on Distributions and Sale of Fund Shares	5.54	8.18	4.53
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	33.62%	18.89%	8.02%
Barclays U.S. Aggregate Bond Index	–2.02	4.44	5.18
Target 2010 Composite Index	9.32	10.60	5.98

The “Average Annual Total Returns” table for Vanguard Target Retirement 2015 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013
	1 Year	5 Years	10 Years
Vanguard Target Retirement 2015 Fund Investor Shares
Return Before Taxes	13.00%	11.79%	6.16%
Return After Taxes on Distributions	12.19	11.07	5.45
Return After Taxes on Distributions and Sale of Fund Shares	7.68	9.24	4.73
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	33.62%	18.89%	8.12%
Barclays U.S. Aggregate Bond Index	–2.02	4.44	4.55
Target 2015 Composite Index	13.27	11.84	6.16

The “Average Annual Total Returns” table for Vanguard Target Retirement 2020 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

			Since
			Inception
			(Jun. 7,
	1 Year	5 Years	2006)
Vanguard Target Retirement 2020 Fund Investor Shares
Return Before Taxes	15.85%	12.77%	6.43%
Return After Taxes on Distributions	15.19	12.15	5.84
Return After Taxes on Distributions and Sale of Fund Shares	9.21	10.09	4.97
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	33.62%	18.89%	8.02%
Barclays U.S. Aggregate Bond Index	–2.02	4.44	5.18
Target 2020 Composite Index	16.21	13.01	6.53

The “Average Annual Total Returns” table for Vanguard Target Retirement 2025 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013
	1 Year	5 Years	10 Years
Vanguard Target Retirement 2025 Fund Investor Shares
Return Before Taxes	18.14%	13.63%	6.49%
Return After Taxes on Distributions	17.44	13.04	5.91
Return After Taxes on Distributions and Sale of Fund Shares	10.54	10.84	5.08
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	33.62%	18.89%	8.12%
Barclays U.S. Aggregate Bond Index	–2.02	4.44	4.55
Target 2025 Composite Index	18.52	13.91	6.59

The “Average Annual Total Returns” table for Vanguard Target Retirement 2030 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

			Since
			Inception
			(Jun. 7,
	1 Year	5 Years	2006)
Vanguard Target Retirement 2030 Fund Investor Shares
Return Before Taxes	20.49%	14.53%	6.54%
Return After Taxes on Distributions	19.80	14.00	6.06
Return After Taxes on Distributions and Sale of Fund Shares	11.89	11.63	5.13
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	33.62%	18.89%	8.02%
Barclays U.S. Aggregate Bond Index	–2.02	4.44	5.18
Target 2030 Composite Index	20.88	14.79	6.66

The “Average Annual Total Returns” table for Vanguard Target Retirement 2035 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013
	1 Year	5 Years	10 Years
Vanguard Target Retirement 2035 Fund Investor Shares
Return Before Taxes	22.82%	15.33%	6.99%
Return After Taxes on Distributions	22.17	14.83	6.53
Return After Taxes on Distributions and Sale of Fund Shares	13.27	12.34	5.59
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	33.62%	18.89%	8.12%
Barclays U.S. Aggregate Bond Index	–2.02	4.44	4.55
Target 2035 Composite Index	23.27	15.62	7.10

The “Average Annual Total Returns” table for Vanguard Target Retirement 2040 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

			Since
			Inception
			(Jun. 7,
	1 Year	5 Years	2006)
Vanguard Target Retirement 2040 Fund Investor Shares
Return Before Taxes	24.37%	15.66%	6.83%
Return After Taxes on Distributions	23.77	15.18	6.39
Return After Taxes on Distributions and Sale of Fund Shares	14.15	12.62	5.39
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	33.62%	18.89%	8.02%
Barclays U.S. Aggregate Bond Index	–2.02	4.44	5.18
Target 2040 Composite Index	24.79	15.94	6.92

The “Average Annual Total Returns” table for Vanguard Target Retirement 2045 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013
	1 Year	5 Years	10 Years
Vanguard Target Retirement 2045 Fund Investor Shares
Return Before Taxes	24.37%	15.65%	7.37%
Return After Taxes on Distributions	23.74	15.13	6.92
Return After Taxes on Distributions and Sale of Fund Shares	14.16	12.60	5.93
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	33.62%	18.89%	8.12%
Barclays U.S. Aggregate Bond Index	–2.02	4.44	4.55
Target 2045 Composite Index	24.79	15.94	7.48

The “Average Annual Total Returns” table for Vanguard Target Retirement 2050 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

			Since
			Inception
			(Jun. 7,
	1 Year	5 Years	2006)
Vanguard Target Retirement 2050 Fund Investor Shares
Return Before Taxes	24.34%	15.67%	6.89%
Return After Taxes on Distributions	23.71	15.14	6.42
Return After Taxes on Distributions and Sale of Fund Shares	14.12	12.61	5.44
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	33.62%	18.89%	8.02%
Barclays U.S. Aggregate Bond Index	–2.02	4.44	5.18
Target 2050 Composite Index	24.79	15.94	6.99

The “Average Annual Total Returns” table for Vanguard Target Retirement 2055 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013
		Since
		Inception
		(Aug. 18,
	1 Year	2010)
Vanguard Target Retirement 2055 Fund Investor Shares
Return Before Taxes	24.33%	15.29%
Return After Taxes on Distributions	23.80	14.83
Return After Taxes on Distributions and Sale of Fund Shares	14.08	12.05
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	33.62%	19.95%
Barclays U.S. Aggregate Bond Index	–2.02	2.70
Target 2055 Composite Index	24.79	15.47

The “Average Annual Total Returns” table for Vanguard Target Retirement 2060 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013
		Since
		Inception
		(Jan. 19,
	1 Year	2012)
Vanguard Target Retirement 2060 Fund Investor Shares
Return Before Taxes	24.35%	17.81%
Return After Taxes on Distributions	23.88	17.43
Return After Taxes on Distributions and Sale of Fund Shares	14.05	13.80
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	33.62%	22.39%
Barclays U.S. Aggregate Bond Index	–2.02	1.04
Target 2060 Composite Index	24.79	18.00

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 308A 052014

Vanguard Target Retirement Funds

Supplement to the Prospectus for Investor Shares for Participants Dated January 27, 2014

Prospectus Text Changes

The “Average Annual Total Returns” table for Vanguard Target Retirement Income Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

	1 Year	5 Years	10 Years
Vanguard Target Retirement Income Fund Investor Shares	5.87%	8.56%	5.48%
Comparative Indexes
(reflect no deduction for fees or expenses)
Barclays U.S. Aggregate Bond Index	–2.02%	4.44%	4.55%
MSCI US Broad Market Index	33.62	18.89	8.12
Target Income Composite Index	6.03	8.65	5.50

The “Average Annual Total Returns” table for Vanguard Target Retirement 2010 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

			Since
			Inception
			(Jun. 7,
	1 Year	5 Years	2006)
Vanguard Target Retirement 2010 Fund Investor Shares	9.10%	10.55%	5.99%
Comparative Indexes
(reflect no deduction for fees or expenses)
MSCI US Broad Market Index	33.62%	18.89%	8.02%
Barclays U.S. Aggregate Bond Index	–2.02	4.44	5.18
Target 2010 Composite Index	9.32	10.60	5.98

The “Average Annual Total Returns” table for Vanguard Target Retirement 2015 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013
	1 Year	5 Years	10 Years
Vanguard Target Retirement 2015 Fund Investor Shares	13.00%	11.79%	6.16%
Comparative Indexes
(reflect no deduction for fees or expenses)
MSCI US Broad Market Index	33.62%	18.89%	8.12%
Barclays U.S. Aggregate Bond Index	–2.02	4.44	4.55
Target 2015 Composite Index	13.27	11.84	6.16

The “Average Annual Total Returns” table for Vanguard Target Retirement 2020 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

			Since
			Inception
			(Jun. 7,
	1 Year	5 Years	2006)
Vanguard Target Retirement 2020 Fund Investor Shares	15.85%	12.77%	6.43%
Comparative Indexes
(reflect no deduction for fees or expenses)
MSCI US Broad Market Index	33.62%	18.89%	8.02%
Barclays U.S. Aggregate Bond Index	–2.02	4.44	5.18
Target 2020 Composite Index	16.21	13.01	6.53

The “Average Annual Total Returns” table for Vanguard Target Retirement 2025 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013
	1 Year	5 Years	10 Years
Vanguard Target Retirement 2025 Fund Investor Shares	18.14%	13.63%	6.49%
Comparative Indexes
(reflect no deduction for fees or expenses)
MSCI US Broad Market Index	33.62%	18.89%	8.12%
Barclays U.S. Aggregate Bond Index	–2.02	4.44	4.55
Target 2025 Composite Index	18.52	13.91	6.59

The “Average Annual Total Returns” table for Vanguard Target Retirement 2030 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

			Since
			Inception
			(Jun. 7,
	1 Year	5 Years	2006)
Vanguard Target Retirement 2030 Fund Investor Shares	20.49%	14.53%	6.54%
Comparative Indexes
(reflect no deduction for fees or expenses)
MSCI US Broad Market Index	33.62%	18.89%	8.02%
Barclays U.S. Aggregate Bond Index	–2.02	4.44	5.18
Target 2030 Composite Index	20.88	14.79	6.66

The “Average Annual Total Returns” table for Vanguard Target Retirement 2035 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013
	1 Year	5 Years	10 Years
Vanguard Target Retirement 2035 Fund Investor Shares	22.82%	15.33%	6.99%
Comparative Indexes
(reflect no deduction for fees or expenses)
MSCI US Broad Market Index	33.62%	18.89%	8.12%
Barclays U.S. Aggregate Bond Index	–2.02	4.44	4.55
Target 2035 Composite Index	23.27	15.62	7.10

The “Average Annual Total Returns” table for Vanguard Target Retirement 2040 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

			Since
			Inception
			(Jun. 7,
	1 Year	5 Years	2006)
Vanguard Target Retirement 2040 Fund Investor Shares	24.37%	15.66%	6.83%
Comparative Indexes
(reflect no deduction for fees or expenses)
MSCI US Broad Market Index	33.62%	18.89%	8.02%
Barclays U.S. Aggregate Bond Index	–2.02	4.44	5.18
Target 2040 Composite Index	24.79	15.94	6.92

The “Average Annual Total Returns” table for Vanguard Target Retirement 2045 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013
	1 Year	5 Years	10 Years
Vanguard Target Retirement 2045 Fund Investor Shares	24.37%	15.65%	7.37%
Comparative Indexes
(reflect no deduction for fees or expenses)
MSCI US Broad Market Index	33.62%	18.89%	8.12%
Barclays U.S. Aggregate Bond Index	–2.02	4.44	4.55
Target 2045 Composite Index	24.79	15.94	7.48

The “Average Annual Total Returns” table for Vanguard Target Retirement 2050 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

			Since
			Inception
			(Jun. 7,
	1 Year	5 Years	2006)
Vanguard Target Retirement 2050 Fund Investor Shares	24.34%	15.67%	6.89%
Comparative Indexes
(reflect no deduction for fees or expenses)
MSCI US Broad Market Index	33.62%	18.89%	8.02%
Barclays U.S. Aggregate Bond Index	–2.02	4.44	5.18
Target 2050 Composite Index	24.79	15.94	6.99

The “Average Annual Total Returns” table for Vanguard Target Retirement 2055 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013
		Since
		Inception
		(Aug. 18,
	1 Year	2010)
Vanguard Target Retirement 2055 Fund Investor Shares	24.33%	15.29%
Comparative Indexes
(reflect no deduction for fees or expenses)
MSCI US Broad Market Index	33.62%	19.95%
Barclays U.S. Aggregate Bond Index	–2.02	2.70
Target 2055 Composite Index	24.79	15.47

The “Average Annual Total Returns” table for Vanguard Target Retirement 2060 Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013
		Since
		Inception
		(Jan. 19,
	1 Year	2012)
Vanguard Target Retirement 2060 Fund Investor Shares	24.35%	17.81%
Comparative Indexes
(reflect no deduction for fees or expenses)
MSCI US Broad Market Index	33.62%	22.39%
Barclays U.S. Aggregate Bond Index	–2.02	1.04
Target 2060 Composite Index	24.79	18.00

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 308A 052014